Term Loan (Details Narrative) (10Q) - CAD				3 Months Ended		12 Months Ended
	May 04, 2016	Sep. 02, 2015	May 06, 2015	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Term loan bridge financing	CAD 40,000		CAD 33,000
Loan description	bridge financing with a relative of one of the officers of the Company.		Company agreed to a one year term loan (maturing May 5, 2016) with a family member of an officer
Loan maturity, date	Aug. 28, 2016	Sep. 01, 2016	May 05, 2016
Premium interest percent	30.00%	12.00%	12.00%	20.00%		20.00%
Accretion expenses				CAD 5,897		CAD 12,563